Supplemental cash flow information - Changes in current and non-current liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021		Jan. 01, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	$ 3,762,489	$ 2,069,094		$ 727,359		$ 2,069,094
Proceeds from short-term borrowings	3,262,831	2,149,799	[1]	698,882	[1]
Proceeds from long-term borrowings	1,381,738	0	[1]	0	[1]
Repayments of borrowings, classified as financing activities	(2,553,008)	(1,426,935)
Proceeds from related party capital contribution	(21,916)	(19,448)		(8,913)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	2,069,645	703,416
Increase through new leases, liabilities arising from financing activities	54,569	43,514
Decrease through cancellation of leases, liabilities arising from financing activities	(3,067)	(157)
Increase through recognition of earn-outs and shares		1,563,728
Increase (decrease) through interest expense, liabilities arising from financing activities	175,432	33,891
Increase (decrease) through interest paid, liabilities arising from financing activities	(152,392)	(31,650)
Increase (decrease) through other changes, liabilities arising from financing activities	74,542	1,609,326
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	7,547	(33,849)
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(458,339)	(937,158)
Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	3,447,896	1,343,078		649,408		1,343,078
Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	25,943	2,614		428		2,614
Liabilities to credit institutions
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	2,031,820	1,329,002		642,644		1,329,002
Proceeds from short-term borrowings	3,174,669	2,059,298
Repayments of borrowings, classified as financing activities	(2,482,674)	(1,347,392)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	691,995	711,906
Increase (decrease) through interest expense, liabilities arising from financing activities	110,097	27,179
Increase (decrease) through interest paid, liabilities arising from financing activities	(104,762)	(24,822)
Increase (decrease) through other changes, liabilities arising from financing activities	5,335	2,357
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	5,488	(27,905)
Liabilities to credit institutions | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	2,023,582	1,326,388		642,339		1,326,388
Liabilities to credit institutions | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	8,238	2,614		305		2,614
Convertible liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,274,534
Proceeds from long-term borrowings	1,250,000
Increase (decrease) through financing cash flows, liabilities arising from financing activities	1,250,000
Increase (decrease) through interest expense, liabilities arising from financing activities	60,325
Increase (decrease) through interest paid, liabilities arising from financing activities	(42,620)
Increase (decrease) through other changes, liabilities arising from financing activities	17,705
Increase (decrease) through changes in fair values, liabilities arising from financing activities	6,829
Convertible liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	1,256,829
Convertible liabilities | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	17,705
Other financing liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	167,485	16,690		7,192		16,690
Proceeds from short-term borrowings	88,162	90,501
Proceeds from long-term borrowings	131,738
Repayments of borrowings, classified as financing activities	(70,334)	(79,543)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	149,566	10,958
Increase (decrease) through interest expense, liabilities arising from financing activities	2	511
Increase (decrease) through interest paid, liabilities arising from financing activities	(2)	(627)
Increase (decrease) through other changes, liabilities arising from financing activities		(116)
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	1,229	(1,344)
Other financing liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	167,485	16,690		7,069		16,690
Other financing liabilities | Financial liabilities, accrued interest
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities				123
Earn-out and class C share liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	161,402	626,570				626,570
Increase through recognition of earn-outs and shares		1,563,728
Increase (decrease) through other changes, liabilities arising from financing activities		1,563,728
Increase (decrease) through changes in fair values, liabilities arising from financing activities	(465,168)	(937,158)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities	127,248	96,832		77,523		$ 96,832
Proceeds from related party capital contribution	(21,916)	(19,448)
Increase (decrease) through financing cash flows, liabilities arising from financing activities	(21,916)	(19,448)
Increase through new leases, liabilities arising from financing activities	54,569	43,514
Decrease through cancellation of leases, liabilities arising from financing activities	(3,067)	(157)
Increase (decrease) through interest expense, liabilities arising from financing activities	5,008	6,201
Increase (decrease) through interest paid, liabilities arising from financing activities	(5,008)	(6,201)
Increase (decrease) through other changes, liabilities arising from financing activities	51,502	43,357
Increase (decrease) through effect of changes in foreign exchange rates, liabilities arising from financing activities	$ 830	$ (4,600)
Lease liabilities | Financial liabilities, principal
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities				$ 0

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.